Jul. 01, 2016

J.P. MORGAN FUNDS

JPMorgan Managed Income Fund

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated February 16, 2017

to the Prospectuses, Summary Prospectuses and Statement of Additional Information

dated July 1, 2016, as supplemented

At a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I (the “Board”), approved: (1) the conversion of Select Class Shares of the JPMorgan Managed Income Fund (the “Fund”) into Institutional Class Shares of the Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Fund from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Fund and (4) the renaming of the Institutional Class Shares of the Fund to the Class I Shares on April 3, 2017. At a meeting held on February 14-15, 2017, the Board approved certain additional changes to the Institutional Class Shares of the Fund as set forth below, effective on April 3, 2017. These changes were recommended by the Fund’s adviser, J.P. Morgan Investment Management Inc.

Name Change for the Institutional Class Shares to Class L Shares

Following the conversion of the Select Class Shares of the Fund into Institutional Class Shares of the Fund, effective on or about April 3, 2017, instead of being renamed Class I Shares, the Fund’s Institutional Class Shares will be re-designated as and renamed Class L Shares (the “Transition”). After that time, the eligibility for the renamed class will be the same as the eligibility of the Institutional Class Shares of the Fund (prior to the previously announced changes). Specifically, the new Class L Shares will be offered to investors, including the following:

•
Purchases directly from the Fund through JPMorgan Distribution Services, Inc. (the “Distributor”) by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirements; and

•
Purchases through a financial intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory or custodial capacity for its clients or customers.

The Class L Shares will continue to be subject to a $3,000,000 minimum investment.

Shareholder Service Fee

The Shareholder Service Fee for Class L Shares will remain 0.10%. Additionally, the contractual expense waiver in effect on April 3, 2017 for the Fund will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Fee Table and Expense Example Changes

In connection with these changes, effective immediately, the "Annual Fund Operating Expenses" and "Example" sections in the prospectus and summary prospectus are hereby replaced with those set forth below.

JPMorgan Managed Income Fund — Institutional Class

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	0.15%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.20
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.10
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.36
Fee Waivers and Expense Reimbursements[1]	(0.11)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.25

1	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.25% of the average daily net assets of Institutional Class Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund's investment in such money market funds. This waiver is in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	26	66	152	405

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUSES,

SUMMARY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.